Short-term loans (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2026	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2025
Line of Credit Facility [Line Items]
Bank guarantees	$ 11,490				$ 14,102
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit Facility utilized for short-term loans	12,000
Maximum borrowing capacity under the credit facility	77,000
Bank guarantees	$ 97,000
Revolving Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Interest rate	4.75%
Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Interest rate	5.42%
Revolving Credit Facility [Member] | June 2023 amendment [Member]
Line of Credit Facility [Line Items]
Expiration date				Jun. 30, 2024
Increase in Credit Facility for Loans				$ 9,800
Maximum borrowing capacity under the credit facility				72,000
Decrease in bank guarantee credit line				11,900
Bank guarantees				$ 45,900
Revolving Credit Facility [Member] | December 2023 amendment [Member]
Line of Credit Facility [Line Items]
Increase in Credit Facility for Loans			$ 5,000
Maximum borrowing capacity under the credit facility			$ 77,000
Revolving Credit Facility [Member] | June 2024 amendment [Member]
Line of Credit Facility [Line Items]
Expiration date		Jun. 30, 2026
Decrease in bank guarantee credit line		$ 5,000
Bank guarantees		$ 40,900
Revolving Credit Facility [Member] | June 2026 amendment [Member]
Line of Credit Facility [Line Items]
Expiration date	Aug. 31, 2028
Decrease in bank guarantee credit line	$ 20,900
Bank guarantees	20,000
Uncommitted bank guarantee credit line	$ 20,000
Revolving Credit Facility [Member] | June 2026 amendment [Member] | Previous [Member]
Line of Credit Facility [Line Items]
Ratio of financial debt, net to accounts receivable	30.00%
Ratio of financial debt, net to net working capital	30.00%
Revolving Credit Facility [Member] | June 2026 amendment [Member] | Revised [Member]
Line of Credit Facility [Line Items]
Ratio of financial debt, net to accounts receivable	50.00%
Ratio of financial debt, net to net working capital	50.00%